                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Deborah Carlson
   Address:      c/o Amelia Peabody Foundation
                 One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

       /s/ Deborah Carlson       Wellesley, Massachusetts   May 11, 2005
    -------------------------    ------------------------   ------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 28
                                        --------------------

Form 13F Information Table Value Total: $1,134
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                    DEBORAH CARLSON--MARCH 31, 2005
                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Beverly National                 Common       088115100    58      2,100    SH            Sole                  2,100    0       0
BP PLC Spon ADR                  Common       055622104    31        500    SH            Sole                    500    0       0
Bristol Meyers                   Common       110122108    13        500    SH            Sole                    500    0       0
Centerpoint                      Common       15189T107    12      1,000    SH            Sole                  1,000    0       0
Cinergy Corp.                    Common       172474108    61      1,500    SH            Sole                  1,500    0       0
CVS Corp.                        Common       126650100    37        700    SH            Sole                    700    0       0
Dow                              Common       260543103    50      1,000    SH            Sole                  1,000    0       0
Duff Phelps                      Common       26432K108    40      3,000    SH            Sole                  3,000    0       0
Duke Energy                      Common       264399106    18        641    SH            Sole                    641    0       0
Energy East Corp.                Common       29266M109   105      4,000    SH            Sole                  4,000    0       0
Energy East Corp. Tr          Preferred       29267G200    52      2,000    SH            Sole                  2,000    0       0
General Electric                 Common       369604103    18        500    SH            Sole                    500    0       0
Great Plains                     Common       391164100    92      3,000    SH            Sole                  3,000    0       0
HSBC Holdings                    Common       404280406    32        400    SH            Sole                    400    0       0
IBM                              Common       459200101    27        300    SH            Sole                    300    0       0
Johnson & Johnson                Common       478160104    34        500    SH            Sole                    500    0       0
JP Morgan Chase                  Common       46625H100    35      1,000    SH            Sole                  1,000    0       0
Key Corp.                        Common       493267108    16        500    SH            Sole                    500    0       0
Microsoft                        Common       594918104    19        800    SH            Sole                    800    0       0
New Plan Excel                   Common       648053106    50      2,000    SH            Sole                  2,000    0       0
New York Cmnty                   Common       649445103    54      3,000    SH            Sole                  3,000    0       0
Petroleo                         Common       71654V408    35        800    SH            Sole                    800    0       0
Proctor & Gamble                 Common       742718109    32        600    SH            Sole                    600    0       0
Royal Dutch ADR                  Common       780257804    60      1,000    SH            Sole                  1,000    0       0
Stanley Works                    Common       854616109    45      1,000    SH            Sole                  1,000    0       0
Teco Energy                      Common       872375100    47      3,000    SH            Sole                  3,000    0       0
TransCanada                      Common       89353D107    25      1,000    SH            Sole                  1,000    0       0
XL Capital Ltd                   Common       G98255105    36        500    SH            Sole                    500    0       0

                                                         1134